EQUITY-ACCOUNTED INVESTMENTS - Narrative (Details)	Jun. 30, 2026 MW
151 MW Portfolio Of Solar Assets | Total for all joint ventures
Disclosure of joint ventures [line items]
Wind and solar power capacity (in MW)	151